Financial instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest rate	13.06%
Principal debt payments in 2022	$ 4,069	$ 31
Amounts receivable	602	1,574	$ 649
Accumulated deficit	154,920
Cash and cash equivalents	38,616	36,268	$ 10,805	$ 10,805
Foreign exchange gain loss	$ 110	$ (996)
Percentage of Foreign exchange gain loss	1.00%
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Basis points in interest prime rate	100
Loan terms	84 months
Interest rate risk [Member] | Principal debt payments [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payments in 2022	$ 14
Principal debt payments in 2022	$ 53
Prime Rate Plus [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	5.75%
Prime Rate Plus [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	5.75%
Interest Rate Floor [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	3.25%
Fixed interest rate [Member] | Interest rate risk [Member] | Principal debt payments [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	8.00%